Fair Value Measurements Rollforward of the activity in the Companys fair value of earn outs related to acquisitions (Details) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ (5,995)	$ (650)
Acquisitions	(1,568)	(5,492)
Payments	8,111	294
Foreign currency	155	(147)
Reclassifications	0	0
Fair value increase	(2,619)
Balance at the end of the period	(1,916)	(5,995)
Other Current Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	(4,304)	(136)
Acquisitions	(634)	(4,076)
Payments	8,111	294
Foreign currency	155	(92)
Reclassifications	(1,479)	(294)
Fair value increase	(2,619)
Balance at the end of the period	(770)	(4,304)
Other Noncurrent Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	(1,691)	(514)
Acquisitions	(934)	(1,416)
Payments	0	0
Foreign currency	0	(55)
Reclassifications	1,479	294
Fair value increase	0
Balance at the end of the period	$ (1,146)	$ (1,691)